Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Total recorded expenses	$ 1,278	$ 2,032	$ 3,751
Increase in Other reserves	1,278	2,032	3,751
Game operating cost
Share-based payments
Total recorded expenses		57	121
Selling and marketing expenses
Share-based payments
Total recorded expenses	45	115	242
General and administrative expenses
Share-based payments
Total recorded expenses	1,233	1,860	3,388
Class B complex vesting
Share-based payments
Total recorded expenses	68	313	702
ESOP options
Share-based payments
Total recorded expenses	$ 1,210	$ 1,719	$ 3,049